Effects of reclassification upon adoption of IFRS 9 - Effect of reclassification of financial liabilities upon adoption of IFRS 9 (Details) - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		$ 2,323,900
Carrying amount post reclassification		2,323,900
IFRS 9 remeasurement including expected credit losses		(1,694)
IFRS 9 carrying amount at 1 Jan 2018	$ 2,322,206
Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Trading liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		184,361
Carrying amount post reclassification		80,864
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	80,864
Trading liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		(103,497)
Trading liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Trading liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Trading liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Financial liabilities designated at fair value
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		94,429
Carrying amount post reclassification		143,997
IFRS 9 remeasurement including expected credit losses		9
IFRS 9 carrying amount at 1 Jan 2018	144,006
Financial liabilities designated at fair value | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		59,267
Financial liabilities designated at fair value | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Financial liabilities designated at fair value | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Financial liabilities designated at fair value | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		(9,699)
Hong Kong currency notes in circulation
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		34,186
Carrying amount post reclassification		34,186
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	34,186
Hong Kong currency notes in circulation | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Hong Kong currency notes in circulation | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Hong Kong currency notes in circulation | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Hong Kong currency notes in circulation | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Deposits by banks
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		69,922
Carrying amount post reclassification		64,492
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	64,492
Deposits by banks | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		(5,430)
Deposits by banks | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Deposits by banks | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Deposits by banks | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Customer accounts
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		1,364,462
Carrying amount post reclassification		1,360,227
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	1,360,227
Customer accounts | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		(4,235)
Customer accounts | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Customer accounts | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Customer accounts | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Repurchase agreements – non-trading
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		130,002
Carrying amount post reclassification		130,002
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	130,002
Repurchase agreements – non-trading | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Repurchase agreements – non-trading | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Repurchase agreements – non-trading | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Repurchase agreements – non-trading | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Items in the course of transmission to other banks
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		6,850
Carrying amount post reclassification		6,850
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	6,850
Items in the course of transmission to other banks | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Items in the course of transmission to other banks | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Items in the course of transmission to other banks | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Items in the course of transmission to other banks | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Derivatives
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		216,821
Carrying amount post reclassification		216,821
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	216,821
Derivatives | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Derivatives | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Derivatives | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Derivatives | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Debt securities in issue
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		64,546
Carrying amount post reclassification		66,641
IFRS 9 remeasurement including expected credit losses		(105)
IFRS 9 carrying amount at 1 Jan 2018	66,536
Debt securities in issue | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Debt securities in issue | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Debt securities in issue | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Debt securities in issue | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		2,095
Accruals, deferred income and other liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		45,907
Carrying amount post reclassification		99,926
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	99,926
Accruals, deferred income and other liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		53,895
Accruals, deferred income and other liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Accruals, deferred income and other liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Accruals, deferred income and other liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		124
Current tax liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		928
Carrying amount post reclassification		928
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	928
Current tax liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Current tax liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Current tax liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Current tax liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Liabilities under insurance contracts
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		85,667
Carrying amount post reclassification		85,667
IFRS 9 remeasurement including expected credit losses		(69)
IFRS 9 carrying amount at 1 Jan 2018	85,598
Liabilities under insurance contracts | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Liabilities under insurance contracts | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Liabilities under insurance contracts | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Liabilities under insurance contracts | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Provisions
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		4,011
Carrying amount post reclassification		4,011
IFRS 9 remeasurement including expected credit losses		284
IFRS 9 carrying amount at 1 Jan 2018	4,295
Provisions | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Provisions | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Provisions | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Provisions | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Deferred tax liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		1,982
Carrying amount post reclassification		1,982
IFRS 9 remeasurement including expected credit losses		(368)
IFRS 9 carrying amount at 1 Jan 2018	1,614
Deferred tax liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Deferred tax liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Deferred tax liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Deferred tax liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Subordinated liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		19,826
Carrying amount post reclassification		27,306
IFRS 9 remeasurement including expected credit losses		(1,445)
IFRS 9 carrying amount at 1 Jan 2018	25,861
Subordinated liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Subordinated liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Subordinated liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Subordinated liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		7,480
HSBC Holdings
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		87,947
Carrying amount post reclassification		87,947
IFRS 9 remeasurement including expected credit losses		(1,065)
IFRS 9 carrying amount at 1 Jan 2018	86,882
HSBC Holdings | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Financial liabilities designated at fair value
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		30,890
Carrying amount post reclassification		25,488
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	25,488
HSBC Holdings | Financial liabilities designated at fair value | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Financial liabilities designated at fair value | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Financial liabilities designated at fair value | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Financial liabilities designated at fair value | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		(5,402)
HSBC Holdings | Amount owed to HSBC undertakings
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		2,571
Carrying amount post reclassification		2,571
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	2,571
HSBC Holdings | Amount owed to HSBC undertakings | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Amount owed to HSBC undertakings | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Amount owed to HSBC undertakings | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Amount owed to HSBC undertakings | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Derivatives
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		3,082
Carrying amount post reclassification		3,082
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	3,082
HSBC Holdings | Derivatives | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Derivatives | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Derivatives | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Derivatives | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Debt securities in issue
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		34,258
Carrying amount post reclassification		34,258
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	34,258
HSBC Holdings | Debt securities in issue | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Debt securities in issue | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Debt securities in issue | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Debt securities in issue | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Accruals, deferred income and other liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		1,269
Carrying amount post reclassification		1,344
IFRS 9 remeasurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	1,344
HSBC Holdings | Accruals, deferred income and other liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Accruals, deferred income and other liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Accruals, deferred income and other liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Accruals, deferred income and other liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		75
HSBC Holdings | Subordinated liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		15,877
Carrying amount post reclassification		21,204
IFRS 9 remeasurement including expected credit losses		(1,065)
IFRS 9 carrying amount at 1 Jan 2018	$ 20,139
HSBC Holdings | Subordinated liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Subordinated liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Subordinated liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
HSBC Holdings | Subordinated liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		$ 5,327